Note 52 Fees for audits conducted and other related services (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fees for audits conducted and other related services [Line Items]
Audits of the companies audited by firms belonging to the kpmg worldwide organization and other reports related with the audit	[1],[2]	€ 24.4	€ 27.7	€ 28.1
Other reports required pursuant to applicable legislation and tax regulations issued by the national supervisory bodies of the countries in which the group operates reviewed by firms belonging to kpmg	[1]	1.5	1.3	1.5
Fees for audits conducted by other firms	[1]	€ 0.2	€ 0.2	€ 0.0

[1]	(*) Regardless of the billed year.
[2]	(**) Including fees pertaining to annual legal audits (€21.0, €23.6 and €24.1 million as of December 31, 2021, 2020 and 2019, respectively).